Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments:
Investments at fair value	$ 169,670,509	$ 145,544,671
Investments at contract value	28,985,019	31,228,910
Total investments	198,655,528	176,773,581
Receivables:
Contributions from employer	216,318	125,906
Contributions from participants	211,776	216,206
Promissory notes from participants	10,448,537	9,824,678
Interest and dividend income	34,687	34,277
Total receivables	10,911,317	10,201,067
Net assets available for benefits	$ 209,566,845	$ 186,974,648